Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus performance table

The pay versus performance table includes information for Fiscal 2020, 2021, and 2022.

Fiscal year	Summary Compensation Table total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table total for Non-CEO NEOs(1)	Average Compensation Actually Paid to Non-CEO NEOs(2)	Value of initial fixed $100 investment based on:		Net income	Company Selected Measure: Sales
					Target Total Shareholder Return(3)	Retail peer group Total Shareholder Return(3)
2022	$17,664,896	$(9,622,361)	$4,809,406	$(2,251,345)	$160.71	$123.48	$2,780	$107,588
2021	$19,758,766	$57,790,597	$5,783,188	$16,437,743	$203.29	$145.32	$6,946	$104,611
2020	$19,755,188	$78,320,625	$6,383,094	$23,974,731	$166.91	$138.74	$4,368	$92,400

Note: Net income and Sales are in millions.

(1)

Brian C. Cornell is the CEO for each of the years shown. The Non-CEO NEOs include Michael J. Fiddelke, John J. Mulligan, and Don H. Liu for each of the years shown, A. Christina Hennington for 2022, and Michael E. McNamara for 2021 and 2020.

(2)

The following tables show amounts deducted from and added to the Summary Compensation Table (SCT) total to calculate Compensation Actually Paid (CAP). The fair value of the equity awards is consistent with the assumptions disclosed in the grant date, with values changing primarily due to the change in stock price and our performance on the metrics applicable to those awards.

Company Selected Measure Name	Sales
Named Executive Officers, Footnote [Text Block]

(1)

Brian C. Cornell is the CEO for each of the years shown. The Non-CEO NEOs include Michael J. Fiddelke, John J. Mulligan, and Don H. Liu for each of the years shown, A. Christina Hennington for 2022, and Michael E. McNamara for 2021 and 2020.

Peer Group Issuers, Footnote [Text Block]	Target Total Shareholder Return (TSR) and retail peer group TSR assume a respective investment of $100 on February 1, 2020, and reinvestment of all dividends. Additionally, the retail peer group is weighted by the market capitalization of each component company. The retail peer group consists of 19 companies (Albertsons Companies, Inc., Amazon.com, Inc., Best Buy Co., Inc., Costco Wholesale Corporation, CVS Health Corporation, Dollar General Corporation, Dollar Tree, Inc., The Gap, Inc., The Home Depot, Inc., Kohl’s Corporation, The Kroger Co., Lowe’s Companies, Inc., Macy’s, Inc., Nordstrom, Inc., Rite Aid Corporation, Ross Stores, Inc., The TJX Companies, Inc., Walgreens Boots Alliance, Inc., and Walmart Inc.). It is consistent with the retail peer group described in our CD&A, excluding Publix Super Markets, Inc., which is not quoted on a public stock exchange.
PEO Total Compensation Amount	$ 17,664,896	$ 19,758,766	$ 19,755,188
PEO Actually Paid Compensation Amount	$ (9,622,361)	57,790,597	78,320,625
Adjustment To PEO Compensation, Footnote [Text Block]
CEO SCT Total to CAP:
Fiscal year	SCT total for CEO	Adjustments related to equity awards				CAP to CEO
		Deductions	Additions
		Value of “Stock awards” from SCT	Year-end fair value of outstanding equity awards granted in covered year	Increase/ (decrease) in fair value during covered year of outstanding equity awards granted in prior years	Increase/ (decrease) in fair value of equity awards from prior year-end that vested or were forfeited during the covered year
2022	$17,664,896	$(14,476,318)	$11,212,164	$(2,899,650)	$(21,123,453)	$(9,622,361)
2021	$19,758,766	$(13,749,937)	$17,037,025	$21,284,393	$13,460,350	$57,790,597
2020	$19,755,188	$(12,266,366)	$21,771,568	$29,451,441	$19,608,794	$78,320,625

Non-PEO NEO Average Total Compensation Amount	$ 4,809,406	5,783,188	6,383,094
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,251,345)	16,437,743	23,974,731
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average Non-CEO NEOs SCT Total to CAP:
Fiscal year	Average SCT total for Non-CEO NEOs	Adjustments related to equity awards				Adjustments related to pension plans		CAP to Non-CEO NEOs
		Deductions	Additions			Deductions	Additions
		Average SCT total for value of “Stock awards” to Non-CEO NEOs	Year-end fair value of outstanding equity awards granted in covered year	Increase/ (decrease) in fair value during covered year of outstanding equity awards granted in prior years	Increase/ (decrease) in fair value of equity awards from prior year-end that vested or were forfeited during the covered year	Average SCT value of “Change in pension value” for Non-CEO NEOs	Service cost for services for covered year
2022	$4,809,406	$(3,528,682)	$2,733,434	$(625,473)	$(5,639,385)	$(7,580)	$6,935	$(2,251,345)
2021	$5,783,188	$(3,385,905)	$4,195,849	$6,220,324	$3,619,803	$(3,432)	$7,916	$16,437,743
2020	$6,383,094	$(3,276,296)	$5,815,525	$9,513,722	$5,599,412	$(71,031)	$10,305	$23,974,731

(3)

Target Total Shareholder Return (TSR) and retail peer group TSR assume a respective investment of $100 on February 1, 2020, and reinvestment of all dividends. Additionally, the retail peer group is weighted by the market capitalization of each component company. The retail peer group consists of 19 companies (Albertsons Companies, Inc., Amazon.com, Inc., Best Buy Co., Inc., Costco Wholesale Corporation, CVS Health Corporation, Dollar General Corporation, Dollar Tree, Inc., The Gap, Inc., The Home Depot, Inc., Kohl’s Corporation, The Kroger Co., Lowe’s Companies, Inc., Macy’s, Inc., Nordstrom, Inc., Rite Aid Corporation, Ross Stores, Inc., The TJX Companies, Inc., Walgreens Boots Alliance, Inc., and Walmart Inc.). It is consistent with the retail peer group described in our CD&A, excluding Publix Super Markets, Inc., which is not quoted on a public stock exchange.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]

Target’s 3-year cumulative TSR compared to our company-selected retail peer group is presented below, representing the value of an initial fixed $100 investment. The base period for the cumulative periods was February 1, 2020.

Tabular List [Table Text Block]

Performance measures

Included below are the most important metrics that influenced CAP in Fiscal 2022. These metrics are further detailed under our Short-term Incentives and Long-term Incentives sections in the CD&A.

Performance measures
Sales
Incentive Operating Income
ROIC
EPS growth
Relative TSR

Total Shareholder Return Amount	$ 160.71	203.29	166.91
Peer Group Total Shareholder Return Amount	123.48	145.32	138.74
Net Income (Loss)	$ 2,780,000,000	$ 6,946,000,000	$ 4,368,000,000
Company Selected Measure Amount	107,588,000,000	104,611,000,000	92,400,000,000
PEO Name	Brian C. Cornell	Brian C. Cornell	Brian C. Cornell
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Incentive Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	EPS growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Non-PEO NEO [Member] | Additions Year End Fair Value Of Outstanding Equity Awards Granted In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,733,434	$ 4,195,849	$ 5,815,525
Non-PEO NEO [Member] | Additions Increase Decrease In Fair Value During Covered Year Of Outstanding Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(625,473)	6,220,324	9,513,722
Non-PEO NEO [Member] | Additions Increase Decrease In Fair Value Of Equity Awards From Prior Year End That Vested Or Were Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,639,385)	3,619,803	5,599,412
Non-PEO NEO [Member] | Deductions Average Sct Total For Value Of Stock Awards To Non Ceo Neos [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,528,682)	(3,385,905)	(3,276,296)
Non-PEO NEO [Member] | Deductions Average Sct Value Of Change In Pension Value For Non Ceo Neos [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,580)	(3,432)	(71,031)
Non-PEO NEO [Member] | Additions Service Cost For Services For Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,935	$ 7,916	$ 10,305
Non-PEO NEO [Member] | Michael J Fiddelke
Pay vs Performance Disclosure [Table]
PEO Name	Michael J. Fiddelke	Michael J. Fiddelke	Michael J. Fiddelke
Non-PEO NEO [Member] | John J Mulligan
Pay vs Performance Disclosure [Table]
PEO Name	John J. Mulligan	John J. Mulligan	John J. Mulligan
Non-PEO NEO [Member] | Don H Liu
Pay vs Performance Disclosure [Table]
PEO Name	Don H. Liu	Don H. Liu	Don H. Liu
Non-PEO NEO [Member] | A Christina Hennington
Pay vs Performance Disclosure [Table]
PEO Name	A. Christina Hennington
Non-PEO NEO [Member] | Michael E McNamara
Pay vs Performance Disclosure [Table]
PEO Name		Michael E. McNamara	Michael E. McNamara
PEO [Member] | Deductions Value Of Stock Awards From Sct [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (14,476,318)	$ (13,749,937)	$ (12,266,366)
PEO [Member] | Additions Year End Fair Value Of Outstanding Equity Awards Granted In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,212,164	17,037,025	21,771,568
PEO [Member] | Additions Increase Decrease In Fair Value During Covered Year Of Outstanding Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,899,650)	21,284,393	29,451,441
PEO [Member] | Additions Increase Decrease In Fair Value Of Equity Awards From Prior Year End That Vested Or Were Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (21,123,453)	$ 13,460,350	$ 19,608,794